CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Jun. 30, 2015
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]
NOTE 27 -	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Under the PRC laws and regulations, the Company’s PRC subsidiaries’ ability to transfer net assets in the form of dividend payments, loans, or advances are restricted. The amount restricted was  RMB455,116 (equivalent to $66,223) and RMB  497,789 (equivalent to $73,209) as of June 30, 2014, and 2015, respectively.

The following represents condensed unconsolidated financial information of the parent company only:

CONDENSED BALANCE SHEETS

	June 30,
	2014	2015
ASSETS
Current assets:
Cash and cash equivalents	$-	$8,437
Time deposits with original maturities over three months	-	14,721
Amounts due from subsidiaries	147,975	114,311
Prepaid expenses	56	50
Total current assets	148,031	137,519

Investments in subsidiaries	373,682	532,136
Total assets	$521,713	$669,655

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued payroll and related expense	$11	$18
Accrued liabilities	1	323
Amounts due to subsidiaries	33,227	70,642
Total current liabilities	33,239	70,983
Long term loan	-	19,572
Total Liabilities	33,239	90,555

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 57,554,824 and 58,358,521 shares issued and outstanding as of June 30, 2014 and 2015, respectively	58	58
Additional paid-in capital	173,765	192,768
Retained earnings	275,639	348,689
Accumulated other comprehensive income	39,012	37,585
Total equity	488,474	579,100
Total liabilities and equity	$521,713	$669,655

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2013	2014	2015
General and administrative expenses	$2,824	$3,721	$3,169
Loss from operations	(2,824)	(3,721)	(3,169)
Other income (expense), net	218	-	(35)
Interest income	-	-	1
Interest expenses	-	-	(463)
Foreign exchange gain	1,620	263	238
Equity in profit of subsidiaries	$52,980	$73,078	$99,955
Income before income taxes	51,994	69,620	96,527
Income tax expenses	-	-	-
Net income	51,994	69,620	96,527
Other comprehensive income, net of tax of nil
Translation adjustments	4,157	2,140	(1,427)
Comprehensive income	$56,151	$71,760	$95,100

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2013	2014	2015

Net cash used in operating activities	$-	$-	$(397)
Net cash used in investing activities	-	$-	$(4,402)
Net cash provided by financing activities	$-	$-	$13,236
Net increase in cash and cash equivalents	$-	$-	$8,437
Cash and cash equivalents, beginning of year	$-	$-	$-
Cash and cash equivalents, end of year	$-	$-	$8,437

Basis of presentation

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures (“ASC 323”). Such investment is presented on the balance sheets as “Investment in subsidiaries” and the subsidiaries’ profit as “Equity in profit of subsidiaries” on the statements of comprehensive income. The parent company only financial statements should be read in conjunction with the Company’s consolidated financial statements.